Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	95 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
Without Sales Load [Member] | C000173812
Average Annual Return [Line Items]
Average Annual Return, Percent	9.01%	21.42%	6.24%
Without Sales Load [Member] | C000173813
Average Annual Return [Line Items]
Average Annual Return, Percent	8.61%	21.02%	5.89%
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.12%	11.36%	11.40%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.83%	12.42%	12.18%
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.12%	11.36%	11.40%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.83%	12.42%	12.18%